Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Net income (loss) for the year	R$ 13,437,687	R$ (7,044,706)	R$ 14,106,381
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	10,913,290	8,874,931	6,999,839
Depreciation, right-of-use assets	383,968	349,064	321,271
Interest expense on lease liabilities	467,879	451,148	441,596
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	475,267	163,033	331,285
Income (expense) from associates and joint ventures	409,212	13,845	19,379
Exchange rate and monetary variations, net	(7,550,610)	15,884,993	(3,087,727)
Interest expenses on financing, loans and debentures	5,953,778	5,413,707	4,797,094
Adjustments for finance costs	(274,731)	(959,968)	(1,160,364)
Accrual of interest on marketable securities	(1,029,877)	(1,254,424)	(1,352,522)
Amortization of transaction costs, premium and discounts	101,926	80,099	67,353
Derivative financial instruments, net	(7,328,684)	9,112,683	(5,526,714)
Gain on fair value adjustments (Note 29)	(1,516,458)	(1,431,530)	(1,989,831)
Deferred income tax and social contribution	6,455,108	(7,431,946)	3,495,443
Interest on actuarial liabilities and cost of current service	79,287	75,850	69,231
Provision for judicial liabilities, net	(49,754)	138,318	139,934
Provision (reversal) for doubtful accounts, net	119,417	2,585	35,202
Provision (reversal) for inventory losses, net	141,635	77,353	31,419
Provision (reversal) for loss of ICMS credits, net	193,152	130,727	348,628
Premium expenses on early settlements	110,060
Other	92,622	69,535	66,938
Trade accounts receivable	1,586,613	(808,785)	2,155,448
Inventories	(216,357)	(863,648)	(48,673)
Recoverable taxes	(413,422)	(95,411)	(666,681)
Other assets	259,705	6,185	328,800
Trade accounts payable	6,630	2,164,832	463,003
Taxes payable	384,227	296,169	329,556
Payroll and charges	(91,499)	364,817	73,096
Other liabilities	(218,901)	(27,706)	(277,538)
Cash generated from operations	22,881,170	23,751,750	20,510,846
Payment of interest on financing, loans and debentures	(5,817,907)	(5,241,389)	(4,728,998)
Adjustment for operating costs	274,731	959,968	1,160,364
Premium expenses on early settlements paid	(110,060)
Interest received on marketable securities	1,213,789	1,500,437	681,268
Payment of income taxes	(289,548)	(366,339)	(308,002)
Cash provided by operating activities	18,152,175	20,604,427	17,315,478
Additions to property, plant and equipment	(4,578,826)	(9,190,589)	(11,674,183)
Additions to intangible	(82,492)	(162,042)	(104,931)
Purchase of biological assets	(7,913,483)	(7,180,450)	(5,777,952)
Proceeds from sales of property, plant and equipment and biological assets	122,729	167,983	183,576
Capital increase in affiliates	(21,979)	(41,281)	(48,462)
Marketable securities, net	2,941,921	205,954	(5,296,370)
Advances for acquisition of wood from operations with development and partnerships	(300,040)	(294,952)	(690,908)
Dividends received	8,835		44,789
Asset acquisition		(2,595,974)	(1,615,140)
Acquisition of subsidiaries			(1,060,718)
Acquisition of other investments	9,392	1,440,503
Net cash from acquisition of subsidiaries		19,113	5,002
Cash used in investing activities	(9,832,727)	(20,512,741)	(26,035,297)
Proceeds from loans, financing and debentures	23,871,760	15,692,905	10,944,794
Proceeds from derivative transactions	530,655	(550,581)	3,559,286
Payment of loans, financing and debentures	(22,353,325)	(9,410,807)	(4,296,447)
Payment of leases	(1,447,973)	(1,325,398)	(1,218,399)
Payment of interest on own capital and dividends	(2,208,158)	(1,624,653)	(192,532)
Liabilities for assets acquisitions and subsidiaries	(20,668)	(58,467)	(116,924)
Shares repurchased	(191,918)	(2,806,764)	(880,914)
Cash used by financing activities	(1,819,627)	(83,765)	7,798,864
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(338,886)	665,026	(239,125)
Increase (Decrease) in cash and cash equivalents, net	6,499,821	7,921	(920,955)
At the beginning of the year	9,018,818	8,345,871	9,505,951
At the end of the year	R$ 15,179,753	R$ 9,018,818	R$ 8,345,871